Short-Term Borrowings (Details) - USD ($)		1 Months Ended		12 Months Ended
	Dec. 05, 2019	Nov. 30, 2019	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2019
Short-Term Borrowings (Details) [Line Items]
Short term borrowings			$ 20,409,250	$ 293,905	$ 1,412,570	$ 20,409,250
Accrue interest rate	13.00%	12.00%	15.00%
Loan receivable			$ 19,108,159
Remaining loan balance after novation	$ 19,100,000
Original borrowing agreement					1,300,000
Deed of Novation Borrowers				19,100,000
Gain from forgiveness of debts				26,000
Short-term borrowings		$ 128,415		1,284,155
Interest income					768,000
Interest expense					714,000
Interest expense					2,000
China Tonghai Financial [Member]
Short-Term Borrowings (Details) [Line Items]
Interest expense				105,000
Repayments of loan				990,000
Outstanding loan amount				$ 294,000
Lion Financial Group Limited [Member]
Short-Term Borrowings (Details) [Line Items]
Accrue interest rate			12.00%
Short-term borrowings			$ 510,230
Interest expense					15,000
Repayments of loan					128,415
Remaining balance borrowing					$ 128,415